Share Based Payments - Summary of Inclusions of Model Inputs For Options Granted (Detail)	12 Months Ended
Dec. 31, 2020
Initial Public Offering [Member]
Statement Of Share Based Payment Arrangements [Line Items]
Valuation date	Oct. 02, 2020
Risk free rate	0.00%
Dividend yield
Expected volatility	146.00%
Expected exit event	Jan. 31, 2021
Scenario weighting	75.00%
Delayed Exit [Member]
Statement Of Share Based Payment Arrangements [Line Items]
Valuation date	Oct. 02, 2020
Risk free rate	0.00%
Dividend yield
Expected volatility	102.00%
Expected exit event	Jan. 01, 2022
Scenario weighting	25.00%